Schedule Of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Loan	Sep. 30, 2012 Loan	Sep. 30, 2013 Loan	Sep. 30, 2012 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructurings, Number of Loans	9	6	20	15	20	7
Troubled Debt Restructurings, Pre-modification Recorded Investment	$ 3,225	$ 1,912	$ 8,723	$ 3,923	$ 5,477	$ 3,735
Troubled Debt Restructurings, Post- modification Recorded Investment	2,842	1,969	8,155	3,926	5,523	3,725
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructurings, Number of Loans	0	1	4	1	1	1
Troubled Debt Restructurings, Pre-modification Recorded Investment	0	4,901	5,080	4,901	4,901	2,268
Troubled Debt Restructurings, Post- modification Recorded Investment	0	4,901	4,679	4,901	4,901	2,268
Commercial And Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructurings, Number of Loans	1	1	1	1	1	3
Troubled Debt Restructurings, Pre-modification Recorded Investment	521	1,107	521	1,107	1,107	12,067
Troubled Debt Restructurings, Post- modification Recorded Investment	521	1,107	521	1,107	1,107	11,635
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructurings, Number of Loans			3	0
Troubled Debt Restructurings, Pre-modification Recorded Investment			18,037	0
Troubled Debt Restructurings, Post- modification Recorded Investment			10,420	0
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructurings, Number of Loans			1	0
Troubled Debt Restructurings, Pre-modification Recorded Investment			2,640	0
Troubled Debt Restructurings, Post- modification Recorded Investment			$ 2,640	$ 0